Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Non-current Assets

	€ million 2020	€ million 2019
Interest in net assets of joint ventures	29	35
Interest in net assets of associates	34	37
Long-term trade and other receivables (a)	465	380
Fair value of biological assets	12	17
Other non-current assets (b)	391	184
	931	653

(a)	Mainly relates to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)
Includes direct tax assets, withholding tax assets, interest on tax assets and contingent assets. During 2020 contingent assets of €73 million were recognised as part of the Horlicks acquisition, see note 21 for further details.

Movements in Interest in Joint Ventures and Associates

Movements during 2020 and 2019	€ million 2020	€ million 2019
Joint ventures (a)
1 January	35	14
Additions	1	—
Dividends received/reductions	(182)	(158)
Share of net profit/(loss)	177	179
Currency retranslation	(2)	—

31 December	29	35

Associates (b)
1 January	37	40
Additions	1	1
Dividend received/reductions	—	—
Share of net profit/(loss)	(2)	(3)
Currency retranslation	(2)	(1)

31 December	34	37

(a)
Our principal joint ventures are Unilever FIMA Lda for Portugal, Binzagr Unilever Distribution and Al Gurg Unilever for Middle East, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International Ltd for the rest of the world.

(b)	Associates as at 31 December 2020 primarily comprise our investments in Langholm Capital Partners.